united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

Eagle MLP Strategy Fund
Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX

Semi - Annual Report
October 31, 2015

Distributed by Northern Lights Distributors, LLC
Member FINRA

Eagle MLP Strategy Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2015

The Fund’s performance figures* for the periods ended October 31, 2015, compared to its benchmark:

				Inception**-	Inception***
	Six			October 31,	October 31,
	Months	One Year	Three Year	2015	2015
Eagle MLP Strategy Fund – Class A	(29.58)%	(32.33)%	0.51%	0.58%	N/A
Eagle MLP Strategy Fund – Class A with load	(33.65)%	(36.23)%	(1.45)%	(1.30)%	N/A
Eagle MLP Strategy Fund – Class C	(29.81)%	(32.85)%	N/A	N/A	(3.57)%
Eagle MLP Strategy Fund – Class I	(29.47)%	(32.14)%	0.77%	0.83%	N/A
Alerian MLP Index	(24.43)%	(30.08)%	(0.76)%	(0.59)%	(3.65)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.72% for Class A shares, 2.47% for Class C shares and 1.47% for Class I shares per the August 28, 2015 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.65%, 2.40%, and 1.40% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge up to 5.75% (which may be reduced or waived by the Adviser) imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date for Class A and Class I is September 14, 2012.

***	Inception date for Class C is February 21, 2013.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this asset class. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Asset Classes as of October 31, 2015 are as follows:

Asset Class	% of Net Assets
General Partner – Energy	19.7%
Diversified	18.4%
Shipping	18.0%
Pipelines & Transportation	12.6%
Pipeline-Refined Products	7.2%
Gathering/Processing	5.9%
Exchange Traded Notes	4.3%
Natural Gas Pipeline	3.1%
Short-Term Investment	3.1%
Utility	2.5%
Offshore Drilling	1.6%
Energy Infrastructure	1.3%
Cash & Other Assets in Excess of Other Liabilities	2.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Eagle MLP Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2015

Shares		Value
	MLP & MLP RELATED SECURITIES - 90.3%
	DIVERSIFIED - 18.4%
1,648,470	Enbridge Energy Management LLC *	$44,788,918
934,960	Energy Transfer Equity LP	20,148,388
1,706,388	Kinder Morgan, Inc.	46,669,712
883,772	NGL Energy Partners LP	16,367,457
517,494	Tesoro Logistics LP	29,015,889
		156,990,364
	ENERGY INFRASTRUCTURE - 1.3%
553,468	VTTI Energy Partners LP	10,980,805

	GATHERING/PROCESSING - 5.9%
3,196,513	Crestwood Midstream Partners LP	9,237,922
482,927	DCP Midstream Partners LP	13,874,493
572,656	Midcoast Energy Partners	7,215,466
349,672	Targa Resources Corp.	19,983,755
18,583	Targa Resources Partners LP	557,490
		50,869,126
	GENERAL PARTNER - ENERGY - 19.7%
1,182,502	ONEOK, Inc.	40,110,468
3,080,909	Plains GP Holdings LP	47,908,135
861,358	Tallgrass Energy GP LP	20,620,911
1,524,100	The Williams Cos., Inc.	60,110,504
		168,750,018
	NATURAL GAS PIPELINE - 3.1%
778,848	Cheniere Energy Partners LP	15,327,729
806,151	Columbia Pipeline Partners LP	10,915,284
		26,243,013
	OFFSHORE DRILLING - 1.6%
309,844	Seadrill Partners LLC	3,473,351
915,085	Transocean Partners LLC	10,358,762
		13,832,113
	PIPELINE-REFINED PRODUCTS - 7.2%
501,322	Buckeye Partners LP	34,004,671
424,063	Magellan Midstream Partners LP	27,059,460
		61,064,131
	PIPELINES & TRANSPORTATION - 12.6%
398,612	Enlink Midstream LLC	7,852,656
1,180,895	Enterprise Products Partners LP	32,628,129
888,435	SemGroup Corp.	40,468,214
932,815	Spectra Energy Corp.	26,650,525
		107,599,524

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

October 31, 2015

Shares		Value
	SHIPPING - 18.0%
3,305,298	Capital Product Partners LP	$24,492,258
614,095	Dynagas LNG Partners LP	8,701,726
1,397,994	GasLog, Ltd.	16,174,791
601,787	GasLog Partners LP	11,139,077
1,176,392	Golar LNG Partners LP	20,916,250
195,318	Hoegh LNG Partners LP	3,128,994
891,934	Knot Offshore Partners LP	14,547,444
863,932	Teekay Shipping Corp.	27,758,135
1,489,263	Teekay Offshore Partners LP	22,889,972
303,000	Navios Maritime Midstream Partners LP	4,202,610
		153,951,257
	UTILITY - 2.5%
617,000	8Point3 Energy Partners LP	8,304,820
307,000	Abengoa Yield PLC	5,688,710
515,847	NRG Yield, Inc.	7,448,831
		21,442,361

	TOTAL MLP & MLP RELATED SECURITIES (Cost $963,569,385)	771,722,712

	EXCHANGE TRADED NOTES - 4.3%
404,764	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	11,050,057
467,485	ETRACS Alerian MLP Index ETN	9,756,412
482,200	JPMorgan Alerian MLP Index ETN	16,009,040
	TOTAL EXCHANGE TRADED NOTES (Cost $50,002,266)	36,815,509

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
26,144,544	Fidelity Institutional Money Market Funds - Money Market Portfolio	26,144,544
	to yield 0.04% ** (Cost $26,144,544)

	TOTAL INVESTMENTS - 97.7% (Cost $1,039,716,195) (a)	$834,682,765
	OTHER ASSESTS LESS LIABILITIES - 2.3%	19,615,948
	NET ASSETS - 100.0%	$854,298,713

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,030,036,251 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$19,145,271
Unrealized Depreciation:	(214,498,757)
Net Unrealized Depreciation:	$(195,353,486)

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.

GP - General Partner

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

October 31, 2015

ASSETS
Investments (cost $1,039,716,195)	$834,682,765
Receivable for securities sold	20,294,593
Dividends and interest receivable	6,734,665
Receivable for Fund shares sold	2,779,477
Prepaid expenses and other assets	80,778
TOTAL ASSETS	864,572,278

LIABILITIES
Payable for investments purchased	7,346,481
Payable for Fund shares purchased	1,781,679
Investment advisory fees payable	849,303
Distribution (12b-1) fees payable	55,042
Accrued expenses and other liabilities	241,060
TOTAL LIABILITIES	10,273,565
NET ASSETS	$854,298,713

Net Assets Consist Of:
Paid in capital	$1,103,652,131
Undistributed net investment income	6,141,404
Accumulated net realized loss from security transactions	(58,002,900)
Net unrealized depreciation of investments	(197,491,922)
NET ASSETS	$854,298,713

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

October 31, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$99,977,726
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,035,717
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.06
Maximum offering price per share (maximum sales charge of 5.75%)	$9.61

Class C Shares:
Net Assets	$41,062,510
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,541,824
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.04

Class I Shares:
Net Assets	$713,258,477
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	78,637,127
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.07

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended October 31, 2015

INVESTMENT INCOME
Dividend Income	$27,756,434
Interest Income	18,434
TOTAL INVESTMENT INCOME	27,774,868

EXPENSES
Investment advisory fees	5,684,674
Distribution (12b-1) Fees:
Class A	143,160
Class C	256,028
Administrative services fees	319,745
Non 12b-1 shareholder servicing fees	278,520
Transfer agent fees	108,533
Accounting services fees	71,794
Custodian fees	58,472
Printing and postage expenses	56,144
Compliance officer fees	33,301
Registration fees	27,988
Audit and tax fees	18,915
Legal fees	12,450
Insurance expense	12,036
Trustees fees and expenses	8,271
Other expenses	27,963
TOTAL EXPENSES	7,117,994

Less: Fees waived by the Co-Advisers	(364,799)
NET EXPENSES	6,753,195
NET INVESTMENT INCOME	21,021,673

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments	(44,377,591)

Net change in unrealized depreciation on:
Investments	(292,362,575)
Foreign currency transactions	(1,474)
(292,364,049)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(336,741,640)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(315,719,967)

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
FROM OPERATIONS
Net investment income	$21,021,673	$20,796,487
Net realized loss from security transactions	(44,377,591)	(20,684,740)
Net change in unrealized appreciation (depreciation) of investments	(292,364,049)	15,225,844
Net increase (decrease) in net assets resulting from operations	(315,719,967)	15,337,591
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,980,471)	(729,728)
Class C	(1,070,245)	(278,203)
Class I	(21,138,967)	(5,541,115)
From return of capital:
Class A	—	(4,117,623)
Class C	—	(1,622,384)
Class I	—	(27,027,272)
Net decrease in net assets resulting from distributions to shareholders	(25,189,683)	(39,316,325)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,139,758	98,895,459
Class C	5,659,354	47,204,839
Class I	375,683,068	563,457,129
Net asset value of shares issued in reinvestment of distributions:
Class A	2,613,736	3,895,759
Class C	1,015,203	1,830,564
Class I	16,768,629	25,013,809
Payments for shares redeemed:
Class A	(17,733,924)	(56,623,123)
Class C	(9,683,526)	(7,442,157)
Class I	(200,755,557)	(280,528,756)
Net increase in net assets resulting from shares of beneficial interest	201,706,741	395,703,523

TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,202,909)	371,724,789

NET ASSETS
Beginning of Period	993,501,622	621,776,833
End of Period*	$854,298,713	$993,501,622
*Includes undistributed net investment income of:	$6,141,404	$10,309,414

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Class A:
Shares Sold	2,644,313	7,183,177
Shares Reinvested	263,229	293,608
Shares Redeemed	(1,749,567)	(4,019,714)
Net increase in shares of beneficial interest outstanding	1,157,975	3,457,071

Class C:
Shares Sold	509,971	3,408,991
Shares Reinvested	102,633	137,283
Shares Redeemed	(872,727)	(563,601)
Net increase (decrease) in shares of beneficial interest outstanding	(260,123)	2,982,673

Class I:
Shares Sold	36,261,629	42,092,614
Shares Reinvested	1,702,216	1,862,535
Shares Redeemed	(19,703,673)	(22,043,487)
Net increase in shares of beneficial interest outstanding	18,260,172	21,911,662

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	October 31, 2015	April 30,	April 30,	April 30,
Class A	(Unaudited)	2015	2014	2013 (1)
Net asset value, beginning of period	$13.23	$13.30	$11.81	$10.00
Activity from investment operations:
Net investment income (2)	0.24	0.31	0.23	0.19
Net realized and unrealized gain (loss) on investments	(4.13)	0.21	1.72	1.73
Total from investment operations	(3.89)	0.52	1.95	1.92
Less distributions from:
Net investment income	(0.28)	(0.11)	(0.04)	(0.05)
Net realized gains	—	—	—	(0.01)
Return of capital	—	(0.48)	(0.42)	(0.05)
Total distributions	(0.28)	(0.59)	(0.46)	(0.11)
Net asset value, end of period	$9.06	$13.23	$13.30	$11.81
Total return (3)(6)	(29.58)%	3.91%	16.76%	19.21%
Net assets, at end of period (000s)	$99,978	$130,640	$85,399	$18,609

Ratio of gross expenses to average net assets (4)(5)	1.73%	1.72%	1.73%	2.06%
Ratio of net expenses to average net assets (5)	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets (5)	4.42%	2.31%	1.83%	2.72%
Portfolio Turnover Rate (6)	13%	21%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class A shares commenced operations on September 14, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	October 31, 2015	April 30,	April 30,	April 30,
Class C	(Unaudited)	2015	2014	2013 (1)
Net asset value, beginning of period	$13.19	$13.29	$11.82	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.21	0.12	0.03
Net realized and unrealized gain (loss) on investments	(4.11)	0.19	1.74	1.83
Total from investment operations	(3.91)	0.40	1.86	1.86
Less distributions from:
Net investment income	(0.24)	(0.10)	—	(0.02)
Return of capital	—	(0.40)	(0.39)	(0.02)
Total distributions	(0.24)	(0.50)	(0.39)	(0.04)
Net asset value, end of period	$9.04	$13.19	$13.29	$11.82
Total return (3)(6)	(29.81)%	3.01%	15.91%	8.21%
Net assets, at end of period (000s)	$41,063	$63,358	$24,169	$1,559

Ratio of gross expenses to average net assets (4)(5)	2.48%	2.47%	2.48%	2.81%
Ratio of net expenses to average net assets (5)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment income to average net assets (5)	3.61%	1.61%	0.99%	1.15%
Portfolio Turnover Rate (6)	13%	21%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class C shares commenced operations on February 21, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	October 31, 2015	April 30,	April 30,	April 30,
Class I	(Unaudited)	2015	2014	2013 (1)
Net asset value, beginning of period	$13.24	$13.32	$11.82	$10.00
Activity from investment operations:
Net investment income (2)	0.26	0.35	0.25	0.19
Net realized and unrealized gain (loss) on investments	(4.15)	0.19	1.74	1.75
Total from investment operations	(3.89)	0.54	1.99	1.94
Less distributions from:
Net investment income	(0.28)	(0.12)	(0.07)	(0.06)
Net realized gains	—	—	—	(0.01)
Return of capital	—	(0.50)	(0.42)	(0.05)
Total distributions	(0.28)	(0.62)	(0.49)	(0.12)
Net asset value, end of period	$9.07	$13.24	$13.32	$11.82
Total return (3)(6)	(29.47)%	4.08%	17.07%	19.43%
Net assets, at end of period (000s)	$713,258	$799,504	$512,208	$116,204
Ratio of gross expenses to average net assets (4)(5)	1.48%	1.47%	1.48%	1.81%
Ratio of net expenses to average net assets (5)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (5)	4.72%	2.59%	1.99%	2.75%
Portfolio Turnover Rate (6)	13%	21%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class I shares commenced operations on September 14, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2015

1.	ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be reduced or waived at the discretion of the Fund’s co-advisers. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The team may also enlist third party consultants, such as an audit firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause a co-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the co-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the co-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2015 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$771,722,712	$—	$—	$771,722,712
Exchange Traded Notes	36,815,509	—	—	36,815,509
Short Term Investment	26,144,544	—	—	26,144,544
Total	$834,682,765	$—	$—	$834,682,765

There were no transfers into or out of Level 2 or Level 3 during the current period presented. It is the Fund’s policy to record transfers into or out of a level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2013 - 2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $249,207,641 and $116,866,059, respectively.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2015 the Fund incurred advisory fees of $5,684,674.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2016, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, and 1.40% per annum of Class I average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2015, the Co- Advisers waived expenses of $364,799.

If the Co-Advisers waive any fee or reimburse any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C and Class I shares, irrespectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the operating expenses attributable to the Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2016	April 30, 2017	April 30, 2018
$140,428	$311,517	$615,962

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2015, the Fund paid $143,160 and $256,028 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2015, the Distributor received $114,815 from front-end sales charge of which $17,283 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2015 and April 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2015	April 30, 2014
Ordinary Income	$6,549,046	$2,312,456
Long-Term Capital Gain	—	—
Return of Capital	32,767,279	15,307,949
	$39,316,325	$17,620,405

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(507,626)	$—	$(12,488,213)	$104,552,071	$91,556,232

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and accumulated net investment income (loss) is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $1,171.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such losses of $12,488,213.

At April 30, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring FYE	Short-Term	Long-Term	Total
$—	$507,626	$—	$507,626

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains, and tax adjustments for partnerships, resulted in reclassification for the year ended April 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(8,730,732)	$8,730,732

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eagle MLP Strategy Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2015

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 through October 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	5/1/15	10/31/15	5/1/15 – 10/31/15	5/1/15 – 10/31/15
Class A	$1,000.00	$704.20	$ 7.07	1.65%
Class C	$1,000.00	$701.90	$10.27	2.40%
Class I	$1,000.00	$705.30	$ 6.00	1.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	5/1/15	10/31/15	5/1/15 – 10/31/15	5/1/15 – 10/31/15
Class A	$1,000.00	$1,016.84	$ 8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$ 7.10	1.40%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2015

Eagle MLP Strategy Fund* – (Co-Advisers- Eagle Global Advisors, LLC & Princeton Fund Advisors, LLC)

In connection with the regular meeting held on June 30-July 1, 2015 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement by and among Eagle Global Advisors, LLC (“EGA”) and Princeton Fund Advisers, LLC (“PFA” PFA and EGA each a “Co-Adviser”), and the Trust (the “Co-Advisory Agreement”), with respect to the Eagle MLP Strategy Fund (the “Fund”). In considering the approval of the Co-Advisory Agreement, the Trustees received materials specifically relating to the Co-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Co-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Service.

EGA – The Trustees noted that EGA was founded in 1996 and is 100% employee owned offering a variety of strategies focused on U.S., international, global and balanced equities, and master limited partnerships (“MLPs”). The Board noted that the Co-Adviser currently manages approximately $4.8 billion in assets for individuals, institutions, pension plans, endowments, and foundations, delivered through separately managed accounts, investment partnerships, and mutual funds. The Board reviewed the background information on the key investment personnel responsible for servicing the Fund, noting they have a high level of financial industry experience with the senior partners having been together since the advisory firm’s founding. The Board reviewed EGA’s investment process acknowledging that as Co-Adviser, EGA is responsible for the MLP strategy implementation and investment management of the Fund utilizing a research team to analyze and model each security. Although not all strategy risks can be eliminated, the Board noted that the Co-Adviser identified several risks it monitors, describing its mitigation approach to each risk, demonstrating to the Board that it has a solid risk management understanding and program. The Board reviewed EGA’s broker-dealer selection process which involves conducting annual evaluations of several key factors, and creating a ranking of preferred broker-dealers which is used for future execution considerations. The Board noted that EGA reported that it has had no material compliance or litigation issues since the last advisory contract renewal, however, EGA had a routine SEC examination conducted in 2014 which resulted in EGA making improvements to its compliance program which were satisfactory to the SEC and NLCS. The Board recognized EGA’s robust organization consisting of a veteran investment team with a strong risk management culture and understanding of the complexities of this asset class. The Board appreciated that the majority of the Co-Adviser’s partners have worked together since before the firm’s founding, which helps create a stable environment. The Board noted that the Co-Adviser relationship between EGA and PFA appears to be working well, with both firms complementing each other, allowing each to perform to its strengths. The Board concluded that the Fund and its shareholder should continue to benefit from the high level of quality services EGA provides.

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2015

PFA – The Trustees noted that PFA was established in 2011, and provides alternative asset management strategies to institutional and individual clients worldwide, while acting in the capacity of adviser or Co-Adviser to several mutual funds. The Board reviewed the background information of the key personnel responsible for servicing the Fund taking into consideration their education and noting their familiarity with the investment team. The Board noted that in 2014, PFA added a new General Counsel with 32 years of experience, which the Board considered a positive. The Board recognized that PFA does not make day-to-day investment decisions, but utilizes its 1940 Act experience to focus on conducting ongoing oversight and due diligence of the Co-Adviser, EGA, to ensure the Fund is being managed within investment guidelines as outlined in the Fund’s prospectus. The Board also noted that PFA provided active management for a majority of ancillary operational and administrative functions allowing EGA to primarily concentrate on the management of the portfolio. The Board noted other supervisory responsibilities PFA undertakes including monitoring adherence with the Fund’s investment objective, evaluating the performance of EGA, in addition to monitoring several compliance related requirements. Although not all strategy risks can be eliminated, the Board agreed that PFA demonstrated through its due diligence process of the MLP strategy that it understands the various risks and have dedicated resources to monitor and oversee EGA’s activities. With respect to recent regulatory reviews, the Trustees noted that although PFA reported no material compliance or litigation issues, the Securities Exchange Commission commenced a routine examination of the Co-Adviser in January 2015, and the Board through the Trust’s Chief Compliance Officer will continue to monitor the progress of the exam. The Board recognized that EGA’s strength lies in its 1940 Act expertise, strong operational organization, and robust resources capable of conducting deep due-diligence and oversight of sub-advisers and underlying strategies. The Board noted that PFA has performed well in its role as Co-Adviser with EGA, allowing each firm to perform to its strengths. The Board concluded that PFA should continue to provide high quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees reviewed the Fund’s performance and agreed that the performance generated by the Co-Advisers has been more than satisfactory when compared to the Morningstar category average and appropriate benchmark, the Alerian MLP Index. They noted that over the past two years the Fund outperformed the Morningstar category by 58 bps and the Index by 545 bps. The Trustees acknowledged, however, that the Fund’s performance lagged slightly relative to the Co-Adviser selected peer group. They noted that over the one year period the Fund continued its impressive results by beating the Alerian MLP Index by 485 bps, but lagged the Morningstar category and peer group returns. The Trustees considered that the Fund’s standard deviation appears to be higher than the benchmark based on the performance capture ratios, and with the data presented the Fund appears to have added return in line with or above the level of risk when compared to the benchmarks. The Trustees concluded that the Co-Advisers are meeting the Fund’s objective of total return from income and capital appreciation, and should be retained.

Fees and Expenses. The Trustees considered the Fund’s advisory fee, and discussed the fee relative to the Fund’s peer group and Morningstar category noting the total assets of peer funds. They noted the Co-Advisers have contractually agreed to limit Fund expenses to a level that is significantly lower than peer group and Morningstar category funds, but considered that many of the Fund’s peers are organized as C-corporations and are, therefore, subject to double taxation. The Trustees discussed the impact of deferred tax costs in the underlying master limited partnerships in which the Fund invests on the Fund’s overall expenses. After further discussion,

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2015

the Trustees concluded that the advisory fee is not unreasonable given the Fund’s category and in consideration of the benefits to shareholders in light of the overall expenses of the Fund.

Profitability. The Trustees considered each Co-Adviser’s profitability in connection with its relationship with the Fund. They noted that each Co-Adviser reported a profit in connection with its services to the Fund, but that such profit in terms of percentage of revenue was in each case in the low average range, based on the Board’s understanding of industry norms. After discussion, the Trustees concluded that, based on the profitability analysis provided, each Co-Adviser’s profitability is within the range of reasonable in terms of percentage of revenue.

Economies of Scale. The Trustees considered whether economies of scale with respect to the management of the Fund had been realized. They noted that the Co-Advisers have indicated their willingness to consider implementing breakpoints when the Fund experiences significant asset growth, but does not, at this time, believe that breakpoints are appropriate given current assets in the Fund, the expense cap, limits on the potential size of the Fund, and other factors. After further discussion, noting the Co-Advisers’ willingness to consider breakpoints as Fund assets increase, the Trustees agreed that economies had not yet been reached and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion. Having requested and received such information from the Co-Advisers as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Co-Advisory Agreement is in the best interests of the shareholders of the Eagle MLP Strategy Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISORS
Princeton Fund Advisors, LLC
1125 17th Street, Suite 1400
Denver, CO 80202

Eagle Global Advisors, LLC
5847 San Felipe, LLC
Houston, TX 77057

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 1/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/ President

Date 1/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 1/8/16